Shareholder Report, Holdings (Details)	Aug. 31, 2025
Fidelity Sustainable High Yield ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable High Yield ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable High Yield ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable High Yield ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable High Yield ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable High Yield ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable High Yield ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Sustainable High Yield ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Fidelity Sustainable High Yield ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Fidelity Sustainable High Yield ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Sustainable High Yield ETF | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable High Yield ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable High Yield ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable High Yield ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable High Yield ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Sustainable High Yield ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Sustainable High Yield ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable High Yield ETF | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable High Yield ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable High Yield ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable High Yield ETF | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable High Yield ETF | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable High Yield ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable High Yield ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Sustainable High Yield ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Sustainable High Yield ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable High Yield ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable High Yield ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable High Yield ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Preferred Securities & Income ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Preferred Securities & Income ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Preferred Securities & Income ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Preferred Securities & Income ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Preferred Securities & Income ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Preferred Securities & Income ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Preferred Securities & Income ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Preferred Securities & Income ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Preferred Securities & Income ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Preferred Securities & Income ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Preferred Securities & Income ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Fidelity Preferred Securities & Income ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Preferred Securities & Income ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Preferred Securities & Income ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Preferred Securities & Income ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Preferred Securities & Income ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Preferred Securities & Income ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Preferred Securities & Income ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Preferred Securities & Income ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Fidelity Preferred Securities & Income ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Preferred Securities & Income ETF | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Preferred Securities & Income ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Preferred Securities & Income ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Preferred Securities & Income ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Preferred Securities & Income ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Preferred Securities & Income ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Preferred Securities & Income ETF | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Preferred Securities & Income ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Preferred Securities & Income ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Fidelity Preferred Securities & Income ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Preferred Securities & Income ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Enhanced High Yield ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Enhanced High Yield ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Enhanced High Yield ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enhanced High Yield ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enhanced High Yield ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Enhanced High Yield ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Fidelity Enhanced High Yield ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Fidelity Enhanced High Yield ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Enhanced High Yield ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Enhanced High Yield ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Enhanced High Yield ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	79.50%
Fidelity Enhanced High Yield ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Enhanced High Yield ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Enhanced High Yield ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Enhanced High Yield ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Enhanced High Yield ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Enhanced High Yield ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Enhanced High Yield ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced High Yield ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Enhanced High Yield ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Enhanced High Yield ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%